TAXATION - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current assets
Income tax	$ 990,881	$ 112,220	$ 1,263,795
Non-current assets
Income tax	10,105	2,653
Minimum presumed income tax	2,484	3,376	1,184
Total	12,589	6,029	1,184
Liabilities
Income tax	$ 7,452,891	$ 1,556,715	$ 142,028